Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instrument Risk Management [Abstract]
Schedule of Contractual Maturities Financial Liabilities	The following is an analysis of the contractual maturities of the Company’s financial liabilities as at December 31, 2023 and 2022:
	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$3,451,615	$-	$-
Accounts payable – related party	$32,702	$-	$-
Deferred revenue	$138,889	$-	$-
Convertible promissory note	4,859,000	-	-
Convertible loans	77,428	-	-
Silent partnerships	-	1,030,166	-
Lease liabilities	288,463	812,910	352,813
Intellectual property acquisition liability - related party	238,839	726,977	-
	$9,236,936	$2,570,053	$352,813
	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$2,717,269	$-	$-
Deferred revenue	199,410	-	-
Convertible debt	75,238	-	-
Silent partnerships	965,335	943,214	-
Lease liabilities	285,354	771,457	187,659
	$4,242,606	$1,714,671	$187,659